Shareholder Report, Line Graph (Details) 191636_DoubleLine Shiller Enhanced International CAPE_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 112,097
MSCI Europe Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Net Total Return USD Index
Accumulated Value	$ 100,000	$ 102,453